Basis of Preparation (Details)	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Line Items]
Voting rights percentage	20.00%
Bottom of range [member]
Basis of Preparation [Line Items]
Voting rights percentage	20.00%
Top of range [member]
Basis of Preparation [Line Items]
Voting rights percentage	50.00%